Annual Total Returns - FidelityFreedomBlendFunds-Z6ComboPRO - FidelityFreedomBlendFunds-Z6ComboPRO - Fidelity Freedom Blend 2005 Fund	Sep. 08, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Advisor Freedom Blend 2005 Fund - Class Z6
Bar Chart Table:
Annual Return 2019	12.45%
Annual Return 2020	9.55%
Annual Return 2021	3.62%
Annual Return 2022	(11.88%)